TRADE PAYABLES - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade And Notes Payables [Line Items]
Increase/(decrease) in trade payables	[1]	$ 14,060	$ (50,201)	$ 72,446
Trade payables, term		30 days
Trade payables		$ 38,594	30,655
Related Parties
Trade And Notes Payables [Line Items]
Trade payables		1,400	$ 600
Trade payables
Trade And Notes Payables [Line Items]
Increase/(decrease) in trade payables		$ 10,500

[1]	Certain prior year amounts have been reclassified between (decrease)/increase in trade payables and (decrease)/increase in other payables and accruals for comparative purposes